Components of Net Periodic Benefit Cost (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
U.S. Pension Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost	$ 7.3	$ 9.3	$ 8.3
Interest cost	13.0	12.8	12.3
Expected return on plan assets	(15.4)	(11.6)	(10.2)
Amortization of prior service cost	(1.0)	(1.0)	(1.0)
Amortization of actuarial loss	1.9	10.0	8.5
Net periodic benefit cost	5.8	19.5	17.9
Non-U.S. Pension Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost	13.5	13.5	12.0
Interest cost	8.2	7.3	7.1
Expected return on plan assets	(4.5)	(4.0)	(3.9)
Amortization of prior service cost	0.3	0.2	0.1
Amortization of actuarial loss	1.1	2.5	1.4
Settlement loss (gain)	0.1	0.2	1.0
Curtailment loss (gain)	0.1	0.1
Special termination benefits		0.5	0.1
Net periodic benefit cost	18.8	20.3	17.8
Postretirement Benefits Other Than Pensions
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost	1.3	1.4	1.1
Interest cost	1.6	1.4	1.3
Amortization of prior service cost	(0.1)	(0.1)	(0.1)
Amortization of actuarial loss	(0.1)	(0.1)	(0.2)
Net periodic benefit cost	$ 2.7	$ 2.6	$ 2.1